Property plant and equipment net (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Subtotal	$ 17,604,141	$ 17,421,368
Construction in progress	5,216,649	5,162,523
Less: accumulated depreciation	(9,558,708)	(8,749,498)
Property, plant and equipment, net	13,262,082	13,834,393
Machinery and Equipment [Member]
Subtotal	9,598,017	9,498,312
Vehicles [Member]
Subtotal	217,454	215,198
Property and Building [Member]
Subtotal	7,701,474	7,621,567
Office Equipment [Member]
Subtotal	$ 87,196	$ 86,291